Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to the
Fidelity® Variable Insurance Products
Balanced Portfolio
Initial Class, Service Class, and Service Class 2
April 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Initial Class	Service Class	Service Class 2

Management fee	0.43%A,B	0.43%A,B	0.43%A,B

Distribution and/or Service (12b‑1) fees	None	0.10%	0.25%

Other expenses	0.01%B	0.01%B	0.01%B

Total annual operating expenses	0.44%	0.54%	0.69%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.08% for Initial Class, 0.08% for Service Class, and 0.08% for Service Class 2 was previously charged under the services agreements.
B Adjusted to reflect current fees.

	Initial Class	Service Class	Service Class 2

1 year	$ 45	$ 55	$ 70

3 years	$ 141	$ 173	$ 221

5 years	$ 246	$ 302	$ 384

10 years	$ 555	$ 677	$ 859
Supplement to the
Fidelity® Variable Insurance Products
Balanced Portfolio
Investor Class
April 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.50% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.01% B

Total annual operating expenses	0.51%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.16% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 52

3 years	$ 164

5 years	$ 285

10 years	$ 640
Supplement to the
Fidelity® Variable Insurance Products
Dynamic Capital Appreciation Portfolio
Initial Class, Service Class, and Service Class 2
April 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Initial Class	Service Class	Service Class 2

Management fee	0.58% A,B	0.58% A,B	0.58% A,B

Distribution and/or Service (12b‑1) fees	None	0.10%	0.25%

Other expenses	0.04% B	0.04% B	0.04% B

Total annual operating expenses	0.62%	0.72%	0.87%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.10% for Initial Class, 0.10% for Service Class, and 0.10% for Service Class 2 was previously charged under the services agreements.
B Adjusted to reflect current fees.

	Initial Class	Service Class	Service Class 2
1 year	$ 63	$ 74	$ 89

3 years	$ 199	$ 230	$ 278

5 years	$ 346	$ 401	$ 482

10 years	$ 774	$ 894	$ 1,073
Supplement to the
Fidelity® Variable Insurance Products
Dynamic Capital Appreciation Portfolio
Investor Class
April 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.66%A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.04%B

Total annual operating expenses	0.70%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.17% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 72

3 years	$ 224

5 years	$ 390

10 years	$ 871
Supplement to the
Fidelity® Variable Insurance Products
Growth & Income Portfolio
Initial Class, Service Class, and Service Class 2
April 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Initial Class	Service Class	Service Class 2

Management fee	0.48%A,B	0.48%A,B	0.48%A,B

Distribution and/or Service (12b‑1) fees	None	0.10%	0.25%

Other expenses	0.01%B	0.01%B	0.01%B

Total annual operating expenses	0.49%	0.59%	0.74%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.09% for Initial Class, 0.09% for Service Class, and 0.09% for Service Class 2 was previously charged under the services agreements.
B Adjusted to reflect current fees.

	Initial Class	Service Class	Service Class 2

1 year	$ 50	$ 60	$ 76

3 years	$ 157	$ 189	$ 237

5 years	$ 274	$ 329	$ 411

10 years	$ 616	$ 738	$ 918
Supplement to the
Fidelity® Variable Insurance Products
Growth & Income Portfolio
Investor Class
April 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.56	%A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.01	%B

Total annual operating expenses	0.57%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.17% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$58

3 years	$183

5 years	$318

10 years	$714
Supplement to the
Fidelity® Variable Insurance Products
Growth Opportunities Portfolio
Initial Class, Service Class, and Service Class 2
April 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Initial Class		Service Class		Service Class 2
Management fee	0.58	% A,B	0.58	% A,B	0.58	% A,B

Distribution and/or Service (12b‑1) fees	None		0.10%		0.25%

Other expenses	0.01	% B	0.01	% B	0.01	% B

Total annual operating expenses	0.59%		0.69%		0.84%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.09% for Initial Class, 0.09% for Service Class, and 0.09% for Service Class 2 was previously charged under the services agreements.
B Adjusted to reflect current fees.

	Initial Class	Service Class	Service Class 2
1 year	$ 60	$ 70	$ 86

3 years	$ 189	$ 221	$ 268

5 years	$ 329	$ 384	$ 466

10 years	$ 738	$ 859	$ 1,037
Supplement to the
Fidelity® Variable Insurance Products
Growth Opportunities Portfolio
Investor Class
April 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.66% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.01% B

Total annual operating expenses	0.67%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.17% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 68

3 years	$ 214

5 years	$ 373

10 years	$ 835
Supplement to the
Fidelity® Variable Insurance Products
Mid Cap Portfolio
Initial Class, Service Class, and Service Class 2
April 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Initial Class		Service Class		Service Class 2
Management fee	0.57	% A,B	0.57	% A,B	0.57	% A,B

Distribution and/or Service (12b‑1) fees	None		0.10%		0.25%

Other expenses	0.00	% B	0.00	% B	0.00	% B

Total annual operating expenses	0.57%		0.67%		0.82%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.08% for Initial Class, 0.08% for Service Class, and 0.08% for Service Class 2 was previously charged under the services agreements.
B Adjusted to reflect current fees.

	Initial Class	Service Class	Service Class 2
1 year	$ 58	$ 68	$ 84

3 years	$ 183	$ 214	$ 262

5 years	$ 318	$ 373	$ 455

10 years	$ 714	$ 835	$ 1,014
Supplement to the
Fidelity® Variable Insurance Products
Mid Cap Portfolio
Investor Class
April 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.65% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.00% B

Total annual operating expenses	0.65%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.15% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 66

3 years	$ 208

5 years	$ 362

10 years	$ 810
Supplement to the
Fidelity® Variable Insurance Products
Value Strategies Portfolio
Initial Class, Service Class, and Service Class 2
April 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Initial Class		Service Class		Service Class 2
Management fee	0.58	% A,B	0.58	% A,B	0.58	% A,B

Distribution and/or Service (12b‑1) fees	None		0.10%		0.25%

Other expenses	0.02	% B	0.02	% B	0.02	% B

Total annual operating expenses	0.60%		0.70%		0.85%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.10% for Initial Class, 0.10% for Service Class, and 0.10% for Service Class 2 was previously charged under the services agreements.
B Adjusted to reflect current fees.

	Initial Class	Service Class	Service Class 2
1 year	$ 61	$ 72	$ 87

3 years	$ 192	$ 224	$ 271

5 years	$ 335	$ 390	$ 471

10 years	$ 750	$ 871	$ 1,049
Supplement to the
Fidelity® Variable Insurance Products
Value Strategies Portfolio
Investor Class
April 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.65% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.02% B

Total annual operating expenses	0.67%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.17% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 68

3 years	$ 214

5 years	$ 373

10 years	$ 835

Initial Service and Service2 | Balanced Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to the
Fidelity® Variable Insurance Products
Balanced Portfolio
Initial Class, Service Class, and Service Class 2
April 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Initial Class	Service Class	Service Class 2

Management fee	0.43%A,B	0.43%A,B	0.43%A,B

Distribution and/or Service (12b‑1) fees	None	0.10%	0.25%

Other expenses	0.01%B	0.01%B	0.01%B

Total annual operating expenses	0.44%	0.54%	0.69%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.08% for Initial Class, 0.08% for Service Class, and 0.08% for Service Class 2 was previously charged under the services agreements.
B Adjusted to reflect current fees.

	Initial Class	Service Class	Service Class 2

1 year	$ 45	$ 55	$ 70

3 years	$ 141	$ 173	$ 221

5 years	$ 246	$ 302	$ 384

10 years	$ 555	$ 677	$ 859

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Adjusted to reflect current fees.
Initial Service and Service2 | Balanced Portfolio | Initial Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.43%	[1],[2]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.01%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.44%
1 year	rr_ExpenseExampleYear01	$ 45
3 years	rr_ExpenseExampleYear03	141
5 years	rr_ExpenseExampleYear05	246
10 years	rr_ExpenseExampleYear10	$ 555
Initial Service and Service2 | Balanced Portfolio | Service Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.43%	[1],[2]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other expenses	rr_OtherExpensesOverAssets	0.01%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.54%
1 year	rr_ExpenseExampleYear01	$ 55
3 years	rr_ExpenseExampleYear03	173
5 years	rr_ExpenseExampleYear05	302
10 years	rr_ExpenseExampleYear10	$ 677
Initial Service and Service2 | Balanced Portfolio | Service Class 2
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.43%	[1],[2]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.01%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.69%
1 year	rr_ExpenseExampleYear01	$ 70
3 years	rr_ExpenseExampleYear03	221
5 years	rr_ExpenseExampleYear05	384
10 years	rr_ExpenseExampleYear10	$ 859
Initial Service and Service2 | Dynamic Capital Appreciation Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to the
Fidelity® Variable Insurance Products
Dynamic Capital Appreciation Portfolio
Initial Class, Service Class, and Service Class 2
April 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Initial Class	Service Class	Service Class 2

Management fee	0.58% A,B	0.58% A,B	0.58% A,B

Distribution and/or Service (12b‑1) fees	None	0.10%	0.25%

Other expenses	0.04% B	0.04% B	0.04% B

Total annual operating expenses	0.62%	0.72%	0.87%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.10% for Initial Class, 0.10% for Service Class, and 0.10% for Service Class 2 was previously charged under the services agreements.
B Adjusted to reflect current fees.

	Initial Class	Service Class	Service Class 2
1 year	$ 63	$ 74	$ 89

3 years	$ 199	$ 230	$ 278

5 years	$ 346	$ 401	$ 482

10 years	$ 774	$ 894	$ 1,073

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Adjusted to reflect current fees.
Initial Service and Service2 | Dynamic Capital Appreciation Portfolio | Initial Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.58%	[1],[3]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.04%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.62%
1 year	rr_ExpenseExampleYear01	$ 63
3 years	rr_ExpenseExampleYear03	199
5 years	rr_ExpenseExampleYear05	346
10 years	rr_ExpenseExampleYear10	$ 774
Initial Service and Service2 | Dynamic Capital Appreciation Portfolio | Service Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.58%	[1],[3]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other expenses	rr_OtherExpensesOverAssets	0.04%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.72%
1 year	rr_ExpenseExampleYear01	$ 74
3 years	rr_ExpenseExampleYear03	230
5 years	rr_ExpenseExampleYear05	401
10 years	rr_ExpenseExampleYear10	$ 894
Initial Service and Service2 | Dynamic Capital Appreciation Portfolio | Service Class 2
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.58%	[1],[3]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.04%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.87%
1 year	rr_ExpenseExampleYear01	$ 89
3 years	rr_ExpenseExampleYear03	278
5 years	rr_ExpenseExampleYear05	482
10 years	rr_ExpenseExampleYear10	$ 1,073
Initial Service and Service2 | Growth & Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to the
Fidelity® Variable Insurance Products
Growth & Income Portfolio
Initial Class, Service Class, and Service Class 2
April 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Initial Class	Service Class	Service Class 2

Management fee	0.48%A,B	0.48%A,B	0.48%A,B

Distribution and/or Service (12b‑1) fees	None	0.10%	0.25%

Other expenses	0.01%B	0.01%B	0.01%B

Total annual operating expenses	0.49%	0.59%	0.74%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.09% for Initial Class, 0.09% for Service Class, and 0.09% for Service Class 2 was previously charged under the services agreements.
B Adjusted to reflect current fees.

	Initial Class	Service Class	Service Class 2

1 year	$ 50	$ 60	$ 76

3 years	$ 157	$ 189	$ 237

5 years	$ 274	$ 329	$ 411

10 years	$ 616	$ 738	$ 918

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Adjusted to reflect current fees.
Initial Service and Service2 | Growth & Income Portfolio | Initial Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.48%	[1],[4]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.01%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.49%
1 year	rr_ExpenseExampleYear01	$ 50
3 years	rr_ExpenseExampleYear03	157
5 years	rr_ExpenseExampleYear05	274
10 years	rr_ExpenseExampleYear10	$ 616
Initial Service and Service2 | Growth & Income Portfolio | Service Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.48%	[1],[4]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other expenses	rr_OtherExpensesOverAssets	0.01%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.59%
1 year	rr_ExpenseExampleYear01	$ 60
3 years	rr_ExpenseExampleYear03	189
5 years	rr_ExpenseExampleYear05	329
10 years	rr_ExpenseExampleYear10	$ 738
Initial Service and Service2 | Growth & Income Portfolio | Service Class 2
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.48%	[1],[4]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.01%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.74%
1 year	rr_ExpenseExampleYear01	$ 76
3 years	rr_ExpenseExampleYear03	237
5 years	rr_ExpenseExampleYear05	411
10 years	rr_ExpenseExampleYear10	$ 918
Initial Service and Service2 | Growth Opportunities Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to the
Fidelity® Variable Insurance Products
Growth Opportunities Portfolio
Initial Class, Service Class, and Service Class 2
April 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Initial Class		Service Class		Service Class 2
Management fee	0.58	% A,B	0.58	% A,B	0.58	% A,B

Distribution and/or Service (12b‑1) fees	None		0.10%		0.25%

Other expenses	0.01	% B	0.01	% B	0.01	% B

Total annual operating expenses	0.59%		0.69%		0.84%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.09% for Initial Class, 0.09% for Service Class, and 0.09% for Service Class 2 was previously charged under the services agreements.
B Adjusted to reflect current fees.

	Initial Class	Service Class	Service Class 2
1 year	$ 60	$ 70	$ 86

3 years	$ 189	$ 221	$ 268

5 years	$ 329	$ 384	$ 466

10 years	$ 738	$ 859	$ 1,037

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Adjusted to reflect current fees.
Initial Service and Service2 | Growth Opportunities Portfolio | Initial Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.58%	[1],[4]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.01%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.59%
1 year	rr_ExpenseExampleYear01	$ 60
3 years	rr_ExpenseExampleYear03	189
5 years	rr_ExpenseExampleYear05	329
10 years	rr_ExpenseExampleYear10	$ 738
Initial Service and Service2 | Growth Opportunities Portfolio | Service Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.58%	[1],[4]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other expenses	rr_OtherExpensesOverAssets	0.01%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.69%
1 year	rr_ExpenseExampleYear01	$ 70
3 years	rr_ExpenseExampleYear03	221
5 years	rr_ExpenseExampleYear05	384
10 years	rr_ExpenseExampleYear10	$ 859
Initial Service and Service2 | Growth Opportunities Portfolio | Service Class 2
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.58%	[1],[4]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.01%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.84%
1 year	rr_ExpenseExampleYear01	$ 86
3 years	rr_ExpenseExampleYear03	268
5 years	rr_ExpenseExampleYear05	466
10 years	rr_ExpenseExampleYear10	$ 1,037
Initial Service and Service2 | Mid Cap Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to the
Fidelity® Variable Insurance Products
Mid Cap Portfolio
Initial Class, Service Class, and Service Class 2
April 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Initial Class		Service Class		Service Class 2
Management fee	0.57	% A,B	0.57	% A,B	0.57	% A,B

Distribution and/or Service (12b‑1) fees	None		0.10%		0.25%

Other expenses	0.00	% B	0.00	% B	0.00	% B

Total annual operating expenses	0.57%		0.67%		0.82%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.08% for Initial Class, 0.08% for Service Class, and 0.08% for Service Class 2 was previously charged under the services agreements.
B Adjusted to reflect current fees.

	Initial Class	Service Class	Service Class 2
1 year	$ 58	$ 68	$ 84

3 years	$ 183	$ 214	$ 262

5 years	$ 318	$ 373	$ 455

10 years	$ 714	$ 835	$ 1,014

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Adjusted to reflect current fees.
Initial Service and Service2 | Mid Cap Portfolio | Initial Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.57%	[1],[2]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	none	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.57%
1 year	rr_ExpenseExampleYear01	$ 58
3 years	rr_ExpenseExampleYear03	183
5 years	rr_ExpenseExampleYear05	318
10 years	rr_ExpenseExampleYear10	$ 714
Initial Service and Service2 | Mid Cap Portfolio | Service Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.57%	[1],[2]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other expenses	rr_OtherExpensesOverAssets	none	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.67%
1 year	rr_ExpenseExampleYear01	$ 68
3 years	rr_ExpenseExampleYear03	214
5 years	rr_ExpenseExampleYear05	373
10 years	rr_ExpenseExampleYear10	$ 835
Initial Service and Service2 | Mid Cap Portfolio | Service Class 2
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.57%	[1],[2]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	none	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.82%
1 year	rr_ExpenseExampleYear01	$ 84
3 years	rr_ExpenseExampleYear03	262
5 years	rr_ExpenseExampleYear05	455
10 years	rr_ExpenseExampleYear10	$ 1,014
Initial Service and Service2 | Value Strategies Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to the
Fidelity® Variable Insurance Products
Value Strategies Portfolio
Initial Class, Service Class, and Service Class 2
April 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Initial Class		Service Class		Service Class 2
Management fee	0.58	% A,B	0.58	% A,B	0.58	% A,B

Distribution and/or Service (12b‑1) fees	None		0.10%		0.25%

Other expenses	0.02	% B	0.02	% B	0.02	% B

Total annual operating expenses	0.60%		0.70%		0.85%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.10% for Initial Class, 0.10% for Service Class, and 0.10% for Service Class 2 was previously charged under the services agreements.
B Adjusted to reflect current fees.

	Initial Class	Service Class	Service Class 2
1 year	$ 61	$ 72	$ 87

3 years	$ 192	$ 224	$ 271

5 years	$ 335	$ 390	$ 471

10 years	$ 750	$ 871	$ 1,049

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Adjusted to reflect current fees.
Initial Service and Service2 | Value Strategies Portfolio | Initial Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.58%	[1],[3]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.02%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.60%
1 year	rr_ExpenseExampleYear01	$ 61
3 years	rr_ExpenseExampleYear03	192
5 years	rr_ExpenseExampleYear05	335
10 years	rr_ExpenseExampleYear10	$ 750
Initial Service and Service2 | Value Strategies Portfolio | Service Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.58%	[1],[3]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other expenses	rr_OtherExpensesOverAssets	0.02%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.70%
1 year	rr_ExpenseExampleYear01	$ 72
3 years	rr_ExpenseExampleYear03	224
5 years	rr_ExpenseExampleYear05	390
10 years	rr_ExpenseExampleYear10	$ 871
Initial Service and Service2 | Value Strategies Portfolio | Service Class 2
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.58%	[1],[3]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.02%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.85%
1 year	rr_ExpenseExampleYear01	$ 87
3 years	rr_ExpenseExampleYear03	271
5 years	rr_ExpenseExampleYear05	471
10 years	rr_ExpenseExampleYear10	$ 1,049
Investor | Balanced Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to the
Fidelity® Variable Insurance Products
Balanced Portfolio
Investor Class
April 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.50% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.01% B

Total annual operating expenses	0.51%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.16% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 52

3 years	$ 164

5 years	$ 285

10 years	$ 640

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Adjusted to reflect current fees.
Investor | Balanced Portfolio | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.50%	[1],[5]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.01%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.51%
1 year	rr_ExpenseExampleYear01	$ 52
3 years	rr_ExpenseExampleYear03	164
5 years	rr_ExpenseExampleYear05	285
10 years	rr_ExpenseExampleYear10	$ 640
Investor | Dynamic Capital Appreciation Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to the
Fidelity® Variable Insurance Products
Dynamic Capital Appreciation Portfolio
Investor Class
April 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.66%A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.04%B

Total annual operating expenses	0.70%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.17% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 72

3 years	$ 224

5 years	$ 390

10 years	$ 871

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Adjusted to reflect current fees.
Investor | Dynamic Capital Appreciation Portfolio | Investor class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.66%	[1],[6]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.04%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.70%
1 year	rr_ExpenseExampleYear01	$ 72
3 years	rr_ExpenseExampleYear03	224
5 years	rr_ExpenseExampleYear05	390
10 years	rr_ExpenseExampleYear10	$ 871
Investor | Growth & Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to the
Fidelity® Variable Insurance Products
Growth & Income Portfolio
Investor Class
April 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.56	%A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.01	%B

Total annual operating expenses	0.57%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.17% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$58

3 years	$183

5 years	$318

10 years	$714

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Adjusted to reflect current fees.
Investor | Growth & Income Portfolio | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.56%	[1],[6]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.01%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.57%
1 year	rr_ExpenseExampleYear01	$ 58
3 years	rr_ExpenseExampleYear03	183
5 years	rr_ExpenseExampleYear05	318
10 years	rr_ExpenseExampleYear10	$ 714
Investor | Growth Opportunities Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to the
Fidelity® Variable Insurance Products
Growth Opportunities Portfolio
Investor Class
April 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.66% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.01% B

Total annual operating expenses	0.67%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.17% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 68

3 years	$ 214

5 years	$ 373

10 years	$ 835

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Adjusted to reflect current fees.
Investor | Growth Opportunities Portfolio | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.66%	[1],[6]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.01%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.67%
1 year	rr_ExpenseExampleYear01	$ 68
3 years	rr_ExpenseExampleYear03	214
5 years	rr_ExpenseExampleYear05	373
10 years	rr_ExpenseExampleYear10	$ 835
Investor | Mid Cap Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to the
Fidelity® Variable Insurance Products
Mid Cap Portfolio
Investor Class
April 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.65% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.00% B

Total annual operating expenses	0.65%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.15% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 66

3 years	$ 208

5 years	$ 362

10 years	$ 810

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Adjusted to reflect current fees.
Investor | Mid Cap Portfolio | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.65%	[1],[7]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	none	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.65%
1 year	rr_ExpenseExampleYear01	$ 66
3 years	rr_ExpenseExampleYear03	208
5 years	rr_ExpenseExampleYear05	362
10 years	rr_ExpenseExampleYear10	$ 810
Investor | Value Strategies Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to the
Fidelity® Variable Insurance Products
Value Strategies Portfolio
Investor Class
April 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.65% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.02% B

Total annual operating expenses	0.67%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.17% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 68

3 years	$ 214

5 years	$ 373

10 years	$ 835

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Adjusted to reflect current fees.
Investor | Value Strategies Portfolio | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.65%	[1],[6]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.02%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.67%
1 year	rr_ExpenseExampleYear01	$ 68
3 years	rr_ExpenseExampleYear03	214
5 years	rr_ExpenseExampleYear05	373
10 years	rr_ExpenseExampleYear10	$ 835

[1]	Adjusted to reflect current fees.
[2]	The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.08% for Initial Class, 0.08% for Service Class, and 0.08% for Service Class 2 was previously charged under the services agreements.
[3]	The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.10% for Initial Class, 0.10% for Service Class, and 0.10% for Service Class 2 was previously charged under the services agreements.
[4]	The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.09% for Initial Class, 0.09% for Service Class, and 0.09% for Service Class 2 was previously charged under the services agreements.
[5]	The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.16% was previously charged under the services agreements.
[6]	The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.17% was previously charged under the services agreements.
[7]	The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.15% was previously charged under the services agreements.